INVESCO INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 14, 2019 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco India ETF (PIN)

(the “Fund”)

Effective today, Jonathan Nixon is no longer a Portfolio Manager of the Fund. Accordingly, all information and references related to him are hereby removed from the Prospectus and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-PIN-PRO-SAI-SUP-1 011419